STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details Narrative 1) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 12, 2016	Jun. 12, 2012	Dec. 31, 2011	Dec. 31, 2016	Dec. 31, 2015	Mar. 21, 2017	Jul. 31, 2014
Warrants outstanding				22,754,490	24,803,409
Expected term				5 years
Expense recorded due to the change in the fair value of the warrants					$ 184,448
Income recorded due to the change in the fair value of the warrants				$ 1,608,474	13,980,711
Stock compensation expense				932,325	827,184
Loss on extinguishment of derivative liabilities				(1,577,896)
Minimum [Member]
Expected term					6 years
Maximum [Member]
Expected term					9 years 7 months 2 days
Lender [Member] | Warrant [Member]
Warrants to purchase shares of the common stock issued							54,245
Exercise price (in dollars per share)							$ 0.726
Fair value of warrants					$ 5,777
Expected term					2 years 10 months 24 days
Volatility rate					104.60%
Risk-free interest rate					1.31%
Warrant expiration date					Dec. 05, 2018
Square 1 Bank [Member]
Fair value of warrants	$ 1,649
Expected term	2 years
Volatility rate	107.70%
Risk-free interest rate	1.15%
Fair value of warrant classified under equity	$ 1,649
Square 1 Bank [Member] | Warrant [Member]
Warrants to purchase shares of the common stock issued							12,329
Exercise price (in dollars per share)							$ 0.726
Fair value of warrants	$ 507				$ 1,492
Expected term	2 years 6 months				3 years 6 months
Volatility rate	107.70%				104.60%
Risk-free interest rate	1.30%				1.42%
Fair value of warrant classified under equity	$ 507
Series A Preferred Stock [Member] | Lender [Member]
Warrants to purchase shares of the common stock issued			33,944
Exercise price (in dollars per share)			$ 1.16
Term of warrants			7 years
Series A Preferred Stock [Member] | Square 1 Bank [Member]
Warrants to purchase shares of the common stock issued		7,715
Exercise price (in dollars per share)		$ 1.16
Term of warrants		7 years
Private Placement Offering and Agent Warrants [Member]
Warrants to purchase shares of the common stock issued							23,549,510
Fair value of warrants	$ 527,461				$ 2,130,822
Expected term	2 years 7 months 6 days				3 years 6 months 29 days
Volatility rate	107.70%				1.094%
Risk-free interest rate	1.33%				1.44%
Fair value of warrant classified under equity	$ 527,461
Loss on extinguishment of derivative liabilities	$ 187,240
Private Placement Offering and Agent Warrants [Member] | Minimum [Member]
Exercise price (in dollars per share)	$ 1.00
Private Placement Offering and Agent Warrants [Member] | Maximum [Member]
Exercise price (in dollars per share)	$ 0.125
Warrants Issued to Investors in Private Placement Offering [Member]
Warrants to purchase shares of the common stock issued							21,549,510
Exercise price (in dollars per share)							$ 2.00
Warrants Issued to Placement Agents in Private Placement Offering [Member]
Warrants to purchase shares of the common stock issued							2,000,000
Exercise price (in dollars per share)							$ 1.00
Loss on extinguishment of derivative liabilities	$ 187,240
Warrants Issued to Placement Agents in Private Placement Offering [Member] | Series B Preferred Stock [Member]
Warrants to purchase shares of the common stock issued	4,880,655
Expected term	10 years
Warrants Issued to Placement Agent [Member] | Subsequent Event [Member]
Exercise price (in dollars per share)						$ 0.0625
Warrants Issued to Placement Agent [Member] | Series B Preferred Stock [Member]
Warrants to purchase shares of the common stock issued	4,880,655
Exercise price (in dollars per share)	$ 0.125
Fair value of warrants	$ 704,848
Expected term	10 years
Volatility rate	126.00%
Risk-free interest rate	2.49%
Expense recorded due to the change in the fair value of the warrants	$ 704,848
Restricted Stock [Member]
Allocated stock option compensation expense				$ 79,550	$ 101,385